Total
Arrow DWA Tactical: International ETF
Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, on their purchases and sales of shares in the secondary market, which are not reflected in the table or the example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Arrow DWA Tactical: International ETF Arrow DWA Tactical: International ETF USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Arrow DWA Tactical: International ETF Arrow DWA Tactical: International ETF
Management Fees	0.70%
Distribution and/or Service (12b-1) Fees	none
Interest Expense	0.19%
Remaining Other Expenses	1.83%
Other Expenses	2.02%
Acquired Fund Fees and Expenses	0.09%	[1]
Total Annual Fund Operating Expenses	2.81%
Fee Waiver	(1.28%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	1.53%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[2]	Arrow Investment Advisors, LLC (the Advisor”) has contractually agreed to waive its fees and/or reimburse expenses of the Fund until December 31, 2024 to ensure that the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any front-end or contingent deferred sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses, foreign custody transaction costs and foreign account set up fees and extraordinary expenses such as litigation) will not exceed 1.25%. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the foregoing expense limit or the expense limit in place at the time of waiver. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. This Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not reflect the brokerage commissions that you may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Arrow DWA Tactical: International ETF | Arrow DWA Tactical: International ETF | USD ($)	156	750	1,371	3,045

ARROW DWA Tactical: International ETF

DWCR

(a series of Arrow Investments Trust)

Supplement dated April 2, 2024

to the Prospectus and Summary Prospectus dated December 1, 2023

______________________________________________________________________

The Fees and Expenses subsection in the Fund Summary section on page 8 of the Prospectus and beginning on page 1 of the Summary Prospectus is deleted in its entirety and replaced with the following:

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, on their purchases and sales of shares in the secondary market, which are not reflected in the table or the example below.

Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	2.02%
Interest Expense	0.19%
Remaining Other Expenses	1.83%
Acquired Fund Fees and Expenses (1)	0.09%
Total Annual Fund Operating Expenses	2.81%
Fee Waiver (2)	(1.28)%
Total Annual Fund Operating Expenses After Fee Waiver	1.53%

(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

(2)	Arrow Investment Advisors, LLC (the Advisor”) has contractually agreed to waive its fees and/or reimburse expenses of the Fund until December 31, 2024 to ensure that the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any front-end or contingent deferred sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses, foreign custody transaction costs and foreign account set up fees and extraordinary expenses such as litigation) will not exceed 1.25%. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the foregoing expense limit or the expense limit in place at the time of waiver. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. This Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not reflect the brokerage commissions that you may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$156	$750	$1,371	$3,045

* * * * *

This supplement provides new information beyond that contained in the Summary Prospectus, Prospectus, and Statement of Additional Information dated December 1, 2023 and should be read in conjunction with those documents. The Prospectus and Statement of Additional Information have been filed with the Securities and Exchange Commission and are incorporated herein by reference.

Please retain this Supplement for future reference.